AMOUNTS DUE TO OTHER RELATED PARTIES	12 Months Ended
Dec. 31, 2017
AMOUNTS DUE TO OTHER RELATED PARTIES
AMOUNTS DUE TO OTHER RELATED PARTIES

27.    AMOUNTS DUE TO OTHER RELATED PARTIES

		At December 31,
	Notes	2016	2017
		Thousand USD	Thousand USD
Current
Trade
China New Era		176	—

Non-Trade
Sky Solar (Hong Kong) International Co., Ltd.	a	2,181	—
Sky Solar New Energy Investment Limited	17	2,825	—
Mr. Su	b	2,221	—
Beijing Sky Solar Investment Management Co., Ltd.	c	109	28

		7,336	28

		7,512	28

Notes:

(a)

The entity is 100% owned by Mr. Su as at December 31, 2016 and 2017. The Group has initially borrowed USD3 million from Sky Solar (Hong Kong) International Co., Ltd. The loan from Sky Solar (Hong Kong) International Co., Ltd. carried interest at 12% per annum.

(b)

On October 1, 2015, the Group entered into an agreement with Mr. Su to sell and transfer all the shares in a 100% owned subsidiary namely Sky Solar Investment Limited. In accordance with the terms of the agreement, the Group will pay an amount of USD2.4 million to Mr. Su to assume the net liabilities of Sky Solar Investment Limited in the amount of USD2.3 million and miscellaneous expense of USD0.1 million.

(c)

The entity is controlled by Mr. Su as at December 31, 2016 and 2017. During the year ended December 31, 2013, the Group obtained, under a license agreement entered into between the Group and the Founder for the use of a trademark “Sky Solar”. The amount is a result of the licensed trademark used.

On September 19, 2017, the Company entered into a settlement agreement with Mr. Su to resolve all potential claims by the Company against Mr. Su and certain entities controlled by him concerning certain fund transfers, which were not approved by the board or the audit committee and which lacked insufficient documentary support, as well as all potential claims that Mr. Su and such entities may have against the Company in connection with Mr. Su’s employment at the Company.  Under this agreement, various debt assignment agreements signed among the Company, certain third parties, and certain entities controlled by Mr. Su in April 2017 shall have no effect and be rescinded immediately; and Mr. Su agrees to pay back to the Company approximately US$15.2 million and failing this, authorize the Company to sell on behalf of him and /or transfer to the Company the American depositary shares that he holds in the Company to pay for such settlement amount.

For trade amounts due to other related parties, the credit periods on purchases of goods range from 90 to 365 days.